Annual Total Returns[BarChart] - ProShares UltraShort FTSE Europe - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.40%)	(44.03%)	(42.13%)	5.01%	(7.67%)	(12.47%)	(39.42%)	31.88%	(36.34%)	(36.78%)